Financial Assets at Fair Value - Summary of Movement of Other Investment (Details) - Other investments - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the year	¥ 341	¥ 236
Additions	10	160
Disposal	(11)	(74)
Currency translation differences	4	19
At end of the year	344	341
Current	37	37
Non-current	¥ 307	¥ 304